Equity Compensation Plan - Summary of Nonvested Restricted Shares (Detail) - $ / shares					12 Months Ended
	Sep. 16, 2024	Apr. 23, 2024	May 24, 2023	Feb. 21, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Granted, Number of restricted shares			449,000
Vested, Number of restricted shares					(558,500)
Granted, Weighted average grant date fair value per non-vested share			$ 3.11
Vested, Weighted average grant date fair value per non-vested share					$ 5.52
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Non-vested, Beginning balance, Number of restricted shares					1,117,000	171,872	343,744
Granted, Number of restricted shares	300,000	525,247		284,000	825,247	1,566,000
Vested, Number of restricted shares						(620,872)	(171,872)
Non-vested, Ending balance, Number of restricted shares					1,383,747	1,117,000	171,872
Non-vested, Beginning balance, Weighted average grant date fair value per non-vested share					$ 5.52	$ 2.99	$ 2.99
Granted, Weighted average grant date fair value per non-vested share	$ 6.89	$ 6.01		$ 2.85	6.33	4.83
Vested, Weighted average grant date fair value per non-vested share						5.8	2.99
Non-vested, Ending balance, Weighted average grant date fair value per non-vested share					$ 4.51	$ 5.52	$ 2.99